Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	4.00%	3.50%	3.80%
Federal research and development credit	(2.80%)		(2.00%)
Change in deferred tax estimate	(0.50%)	(1.10%)	(0.60%)
Debt costs	(0.70%)	(8.50%)
Change in tax status		0.80%
Increase/(Decrease) in reserve for uncertain tax positions	(4.40%)	11.40%	4.50%
Non-deductible section 162(m) limitation	0.70%	1.20%	2.60%
Non-deductible meals and entertainment	0.70%	1.30%	2.20%
Non-deductible transaction costs			0.90%
Provision to return adjustments	0.50%	0.90%
Change in valuation allowance	0.10%	(2.00%)	(48.10%)
Other non-deductible expenses		0.10%	0.20%
Effective Income Tax Rate Reconciliation, Percent, Total	32.60%	42.60%	(1.50%)